Consolidated Statement of Changes in Shareholders' Equity - USD ($)	Share Capital	Reserves	Accumulated other comprehensive income (loss)	Deficit	Total
Balance at Dec. 31, 2019	$ 28,592,662	$ 5,095,530	$ 97,138	$ (25,302,753)	$ 8,482,577
Balance (in Shares) at Dec. 31, 2019	863,747
Equity portion of debenture bifurcation		62,986			62,986
Share based payments		517,678			517,678
Share issuance on conversion of convertible debt	$ 57,692				57,692
Share issuance on conversion of convertible debt (in Shares)	1,149
Share issued on capital raise	$ 25,501,529	3,327,829			28,829,358
Share issued on capital raise (in Shares)	3,712,776
Share issuance costs on capital raise	$ (4,774,484)	980,508			(3,793,976)
Shares issued for debt	$ 710,970				710,970
Shares issued for debt (in Shares)	85,659
Translation adjustment			2,887		2,887
Net loss				(13,591,117)	(13,591,117)
Balance at Dec. 31, 2020	$ 50,088,369	9,984,531	100,025	(38,893,870)	21,279,055
Balance (in Shares) at Dec. 31, 2020	4,663,331
Issuance of shares	$ 560,000	(560,000)
Issuance of shares (in Shares)	40,000
Shares issued on acquisition of ClearRF (Note 4)	$ 194,985				194,985
Shares issued on acquisition of ClearRF (Note 4) (in Shares)	23,949
Shares issued on warrant exercises	$ 3,775,840	(373,907)			3,401,933
Shares issued on warrant exercises (in Shares)	544,415
Share based payments		1,338,931			1,338,931
Shares issued for debt	$ 36,050				36,050
Shares issued for debt (in Shares)	5,000
Translation adjustment			(138,764)		(138,764)
Net loss				(23,625,542)	(23,625,542)
Balance at Dec. 31, 2021	$ 54,655,244	10,389,555	(38,739)	(62,519,412)	$ 2,486,648
Balance (in Shares) at Dec. 31, 2021	5,276,695				5,276,695
Shares issued on acquisition of ClearRF (Note 4)	$ 190,095				$ 190,095
Shares issued on acquisition of ClearRF (Note 4) (in Shares)	138,958
Share based payments		2,888,705			2,888,705
Share issued on capital raise	$ 12,634,747	307,189			12,941,936
Share issued on capital raise (in Shares)	23,025,652
Share issuance costs on capital raise	$ (1,373,264)				(1,373,264)
Pre-funded warrants exercised	$ 2,813,542				2,813,542
Pre-funded warrants exercised (in Shares)	3,070,000
Issue of common shares for restricted share units	$ 22,200				22,200
Issue of common shares for restricted share units (in Shares)	30,000
Shares issued for debt	$ 4,370,302				4,370,302
Shares issued for debt (in Shares)	13,327,255
Warrants issued		61,950			61,950
Translation adjustment			137,609		137,609
Net loss				(15,299,251)	(15,299,251)
Balance at Dec. 31, 2022	$ 73,312,866	$ 13,647,399	$ 98,870	$ (77,818,663)	$ 9,240,472
Balance (in Shares) at Dec. 31, 2022	44,868,560				80,028,404